FINANCIAL RISK MANAGEMENT (Details) - Schedule of level of hedge	3 Months Ended																12 Months Ended
	Dec. 31, 2020		Sep. 30, 2020		Jun. 30, 2020		Mar. 31, 2020		Dec. 31, 2019		Sep. 30, 2019		Jun. 30, 2019		Mar. 31, 2019		Dec. 31, 2020		Dec. 31, 2019
Schedule of level of hedge [Abstract]
Percentage of coverage over the expected volume of consumption	2.60%	[1]	2.60%	[1]	2.80%	[1]	3.00%	[1]	19.00%	[2]	20.00%	[2]	61.00%	[2]	65.00%	[2]	2.70%	[1]	41.00%	[2]

[1]	The percentage shown in the table considers all the hedging instruments (swaps and options).
[2]	The volume shown in the table considers all the hedging instruments (swaps and options).